Risk/Return Detail Data - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO	Apr. 02, 2024
Risk/Return:
Registrant Name	Fidelity Newbury Street Trust
FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO | Fidelity Tax-Exempt Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market Fund Daily Money Class December 30, 2023 Prospectus
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	The fund may impose a fee upon the sale of your shares.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Risk Money Market Fund May Not Preserve Dollar [Text]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.